Business combinations - Additional information (Details) € in Thousands, $ in Millions		12 Months Ended
	Nov. 01, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Nov. 01, 2025 EUR (€)	Nov. 01, 2025 USD ($)	Nov. 13, 2024 EUR (€)	Jan. 12, 2023 EUR (€)
Business combinations
Additional paid-in capital		€ 682,475	€ 668,254
Liabilities		1,894,398	1,364,794
IMG Arena US Parent, LLC
Business combinations
Percentage of voting interests acquired						100.00%	100.00%
Total consideration received | $							$ 225.0
Cash consideration received | $							100.0
Consideration received as prepayments | $							125.0
Amount of expense for retention-related costs | $	$ 3.8
Cash consideration receivable | $							$ 100.0
Cash transferred						€ 6,030
Transaction costs		10,600
Trade receivables contractual gross		33,800
Uncollectible trade receivables date of acquisition		6,900
Revenue of acquiree since acquisition date		28,000
Profit (loss) of acquiree since acquisition date		1,300
XL Media PLC
Business combinations
Cash transferred								€ 16,200
Transaction costs			500
First tranche additional contingent consideration		1,000
Contingent consideration								€ 2,600
Cash acquired with the subsidiary		2,600
Aforoa Ltd
Business combinations
Percentage of voting interests acquired									100.00%
Cash transferred									€ 4,900
Transaction costs				€ 100	€ 100
First tranche additional contingent consideration		€ 800
Contingent consideration									€ 1,400
Vaix Limited
Business combinations
Achievement of milestone			€ 7,600
Bettech Gaming (PTY) LTD | SportTech AG
Business combinations
Gain on contribution of shares				€ 52,000